UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period

_____________ to _____________

Date of Report (Date of earliest event reported) ______________________

Commission File Number of securitizer: ______________________

Central Index Key Number of securitizer: ______________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001257102

Citigroup Mortgage Loan Trust 2026-SHE1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Ryan O’Connor, Citigroup Mortgage Loan Trust Inc., (212) 816-1273
R.J. Carlson, Sidley Austin LLP, (212) 839-6730

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II - FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: November 13, 2026

CITIGROUP MORTGAGE LOAN TRUST INC. (Depositor)

By	/s/ Michael Daniel
Name: Michael Daniel
Title: President

EXHIBIT INDEX

Exhibit Number

99.1       Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Form ABS Due Diligence – 15E

Schedule 2(a) – Compliance Report

Schedule 2(b) – Compliance Report - Part 1

Schedule 2(b) – Compliance Report - Part 2

Schedule 3(a) – Data Compare Report

Schedule 3(b) – Data Compare Report

Schedule 3(c) – Data Compare Report

Schedule 4(a) – Pay History Report

Schedule 4(b) – Pay History Report

Schedule 5(a) – Servicing Comments Review

Schedule 5(b) – Servicing Comments Review

Schedule 5(c) – Servicing Comments Review

Schedule 6(a) – Title Report

Schedule 6(b) – Title Report

Schedule 7(a) – Light Lien Summary Report

Schedule 7(b) – Light Lien Summary Report